DESCRIPTION OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)						3 Months Ended	12 Months Ended
	Apr. 01, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Jan. 23, 2025 USD ($)	Nov. 25, 2024 $ / shares shares	May 11, 2024	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 28, 2025 $ / shares shares	Feb. 28, 2025 $ / shares	Jan. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of subsidiary companies | Integer							1
Warrants issued | shares							796,176	116,928
Reverse stock split					0.57
Net income (loss)							$ 710,458	$ (36,798,419)
Change in fair value of convertible notes							(14,028,067)	22,764,854
Net cash used in operations							11,215,623	8,479,746
Accumulated deficit							74,134,018	74,844,476
Stockholders' deficit							791,767	(43,422,456)						$ (6,631,291)
Accumulated deficit							$ (74,134,018)	$ (74,844,476)
Working capital term							1 year
Liquidity and Going Concern [Member]
Property, Plant and Equipment [Line Items]
Net income (loss)							$ 14,100,000
Accumulated deficit							(68,200,000)
Stockholders' deficit							6,800,000
Change in increase in fair value of convertible notes							6,000,000.0
Accumulated deficit							68,200,000
Convertible Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Change in fair value of convertible notes							$ 14,800,000
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares									$ 0.001
Warrants issued | shares									327,868
Subsequent Event [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs						$ 0.10
Subsequent Event [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Labeling and collateral costs						$ 1.00
Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Warrants issued maximum shares | shares		5,000,000
Common Warrants [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares							$ 5.00
Common warrants to purchase shares of common stock | shares				382,205			382,205
Class of warrant exercise price | $ / shares				$ 0.01
Class of warrant, price per warrant | $ / shares				$ 3.99
Common Warrants [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common warrants to purchase shares of common stock | shares	884,159
Commitment Warrant [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares										$ 67
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of shares sold | shares				1,687,500
Stock price | $ / shares				$ 4.00								$ 5.00	$ 4.00
Class of warrant exercise price | $ / shares				$ 4.00
Stock issued under ELOC agreement							$ 3,592,079
IPO [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares	$ 4.00
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock price | $ / shares											$ 1.11
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Stock issued under ELOC agreement			$ 15,000,000
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Common Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Class of warrant exercise price | $ / shares		$ 0.001
Warrants issued | shares		67,162